CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Property and equipment, net	$ 51,961	$ 52,533	$ 54,672
Cash	6,196	4,186	4,383
Restricted cash	2,991	3,306	3,655
Accounts receivable, net of allowance of $1,381 and $615	1,851	2,100	963
Prepaid expenses and other	854	328	249
Notes receivable	424	444	840
Intangible assets—bed licenses	2,471	2,471	2,471
Intangible assets—lease rights, net	152	158	462
Right-of-use operating lease assets	32,811	33,740	37,287
Goodwill	1,585	1,585	1,585
Lease deposits and other deposits	514	514	517
Straight-line rent receivable	7,158	6,660	6,674
Total assets	108,968	108,025	113,758
LIABILITIES AND EQUITY (DEFICIT)
Senior debt, net	46,974	47,275	48,415
Bonds, net	6,354	6,342	6,409
Other debt, net	1,105	822	539
Accounts payable	3,815	3,008	3,699
Accrued expenses	3,178	2,225	2,613
Operating lease obligation	34,978	35,884	39,262
Other liabilities	1,439	1,365	1,078
Total liabilities	97,843	96,921	102,015
Commitments and contingencies (Note 14)
Stockholders' equity:
Common stock and additional paid-in capital, no par value; 55,000 shares authorized; 1,688 shares issued and outstanding at December 31, 2020 and 2019	62,041	62,041	61,992
Preferred stock, no par value; 5,000 shares authorized; 2,812 shares issued and outstanding, redemption amount $70,288 at December 31, 2020 and 2019	62,423	62,423	62,423
Accumulated deficit	(113,339)	(113,360)	(112,672)
Total stockholders' equity	11,125	11,104	11,743
Total liabilities and stockholders' equity	$ 108,968	$ 108,025	$ 113,758